Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
Goodwill

	2010	2011
	RMB	RMB
Balance at beginning of year	322,936,838	758,231,441
Acquisition of Wing On Travel	435,294,603	—
Acquisition of others	—	40,370,326

Balance at end of period.	758,231,441	798,601,767